Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
(11)	Related Party Transactions

The Company enters into transactions during the ordinary course of business with officers and directors of the Company and entities in which they hold a significant financial interest. The following table summarizes these transactions (in thousands):

	Year Ended December 31,
	2016	2015
Loans:
Beginning balance	$6,082	6,107
Originated during the year	1,216	283
Principal repayments	(1,356)	(308)

Ending balance	$5,942	6,082

Deposits at year end	$13,947	17,956

From the Bank’s formation until February, 2016, the Company leased an office facility from a related party. In February, 2016, the building was purchased by a non-related party. Rent expense under this operating lease from the related party during the years ended December 31, 2016 and 2015 was $10,000 and $137,000 respectively. In addition, the Bank purchases various insurance policies through a company that employs the spouse of one of our directors and former CFO. The premiums paid totaled $531,000 in 2015 and $406,000 in 2016.

In 2015, the Bank purchased three acres of land in Wakulla County, Florida from a related party for $290,000 for the purpose of building a branch office.

The Bank also contracted with a related party to perform loan reviews of the Bank’s loan portfolio in 2014 and a payment of $20,000 was made in 2015 for these services.